Segments (Details) - Schedule of total assets	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	¥ 1,172,421,685	$ 179,684,237	¥ 563,498,513
AR advertising services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	532,715,074	81,643,408	379,286,036
AR entertainment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	165,442,969	25,355,632	184,212,477
Semiconductor business [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	¥ 474,263,642	$ 72,685,197